Restatement of Previously Issued Financial Condensed Consolidated Balance Sheet (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued and other liabilities		$ 701,844
Total current liabilities	$ 772,552	795,843		$ 9,666,992
Total liabilities	817,322	855,406		9,681,266
Accumulated deficit		(27,338,110)
Total stockholders’ equity	10,482,380	10,317,180	$ (2,408,902)	(2,331,615)	$ (1,554,928)
Total liabilities and stockholders’ equity	$ 11,299,702	11,172,586		$ 7,349,651
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued and other liabilities		592,822
Total current liabilities		686,821
Total liabilities		746,384
Accumulated deficit		(27,229,088)
Total stockholders’ equity		10,426,202
Total liabilities and stockholders’ equity		11,172,586
Revision of Prior Period, Reclassification, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued and other liabilities		109,022
Total current liabilities		109,022
Total liabilities		109,022
Accumulated deficit		(109,022)
Total stockholders’ equity		(109,022)
Total liabilities and stockholders’ equity